Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

	December 31,
($ thousands)	2018	2017
Taxes other than income taxes	149,203	128,703
Employee compensation	145,616	146,891
Accrued interest payable	139,276	179,230
Accrued expenses	115,165	121,181
Current financial liabilities	107,316	113,217
Jackpot liabilities	76,191	84,250
Contract liabilities	72,005	81,111
Payable to Italian regulator	—	899,475
Other	11,950	26,817
	816,722	1,780,875

Schedule of Other Non-Current Liabilities

	December 31,
($ thousands)	2018	2017
Jackpot liabilities	178,376	191,376
Contract liabilities	67,022	54,895
Capital leases	57,756	57,183
Reserve for uncertain tax positions	40,803	34,447
Royalties payable	26,686	32,997
Other	74,802	75,215
	445,445	446,113